UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Enhanced Government Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 06/30/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS BlackRock Enhanced Government Fund, Inc. (EGF) SEMI-ANNUAL REPORT JUNE 30, 2008 | (UNAUDITED)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

A Letter to Shareholders

Dear Shareholder

Throughout the past year, investors were overwhelmed by lingering credit and financial market troubles, surging oil prices and more recently, renewed inflation concerns. Healthy nonfinancial corporate profits and robust exporting activity remained among the few bright spots, helping the economy to grow at a modest, but still positive, pace.

The Federal Reserve Board (the “Fed”) has been aggressive in its attempts to stoke economic growth and ease financial market instability. In addition to slashing the target federal funds rate 325 basis points (3.25%) between

September 2007 and April 2008, the central bank introduced the new Term Securities Lending Facility, granted broker-

dealers access to the discount window and used its own balance sheet to help negotiate the sale of Bear Stearns.

As widely anticipated, the end of the period saw a pause in Fed action, as the central bank held the target rate steady at 2.0% amid rising inflationary pressures.

As the Fed’s bold response to the financial crisis helped ease credit turmoil and investor anxiety, U.S. equity markets sank sharply over the last six months, notwithstanding a brief rally in the spring. International markets were not immune to the tumult, with most regions also registering declines.

Treasury securities also traded in a volatile fashion, but generally rallied (yields fell as prices correspondingly rose), with investors continuing to seek safety as part of a broader flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March 2008, climbed up to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then reversed course and declined to 3.99% by period-end when credit fears re-emerged.

Tax-exempt issues eked out gains for the reporting period, but underperformed their taxable counterparts, as the group continued to be pressured by problems among municipal bond insurers and the breakdown in the market for auction rate securities.

The major benchmark indexes generated results that largely reflected heightened investor risk aversion:

Total Returns as of June 30, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(11.91)%	(13.12)%

Small cap U.S. equities (Russell 2000 Index)	(9.37)%	(16.19)%

International equities (MSCI Europe, Australasia, Far East Index)	(10.96)%	(10.61)%

Fixed income (Lehman Brothers U.S. Aggregate Index)	1.13%	7.12%

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	0.02%	3.23%

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(1.08)%	(1.74)%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial profes-

sional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary as of June 30, 2008 Investment Objective

BlackRock Enhanced Government Fund, Inc. (EGF) (the “Fund”) seeks to provide shareholders with current income and gains. The Fund seeks to achieve its investment objective by investing primarily in a portfoltio of U.S. Government securities and U.S. Government Agency securities, including U.S. Government mortgage-backed securities that pay interest in an attempt to generate current income and by employing a strategy of writing (selling) call options on individual or baskets of U.S. Government securities, U.S. Government Agency securities or other debt securities held by the Fund in an attempt to generate gains from option premiums.

Performance

For the six months ended June 30, 2008, the Fund returned 9.69% based on market price and 3.64% based on net asset value (“NAV”). For the same period, the closed-end Lipper Corporate Debt Funds BBB-Rated category posted an average return of (1.25)% on a NAV basis. All returns reflect reinvestment of dividends. The Fund was over 90% Government and AAA-rated debt and over 90% mortgage-backed and U.S. Government securities during the period. This aided relative performance as the Lipper category consists largely of corporate funds, which underperformed higher-quality investments. The Fund also held a position in interest-only obligations, which aided performance as mortgage prepayments slowed. During the period, the Fund’s discount to NAV narrowed substantially, which accounts for the difference between performance based on price and performance based on NAV.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

	Symbol on New York Stock Exchange					EGF
	Initital Offering Date				October 31, 2005
	Yield on Closing Market Price as of June 30, 2008 ($16.85)[1]					7.48%
	Current Monthly Distribution per share of Common Stock[2]				$0.105
	Current Annualized Distribution per share of Common Stock[2]					$1.26
	Leverage as of June 30, 2008[3]					11%

	[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
	Past performance does not guarantee future results.
	[2] The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized
	gain at fiscal year end.
	3 As a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowing that may be
	outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).
The table below summarizes the changes in the Fund’s market price and net asset value per share:

		6/30/08	12/31/07	Change	High	Low

	Market Price	$16.85	$15.84	6.38%	$17.90	$15.84
	Net Asset Value	$17.51	$17.42	0.52%	$18.10	$17.26

	The following chart shows the portfolio composition of the Fund’s long-term investments:

	Portfolio Composition

					6/30/08	12/31/07

	U.S. Government Agency Mortgage-Backed Securities				60%	68%
	U.S. Government & Agency Obligations				12	2
	U.S. Government Agency Mortgage-Backed Securities — Collateralized Mortgage Obligations				11	14
	Non-U.S. Government Agency Mortgage-Backed Securities				9	6
	Asset-Backed Securities				4	4
	Preferred Securities				2	4
	Corporate Bonds				2	2

4 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

The Benefits and Risks of Leveraging

The Fund utilizes leverage through borrowings or issuance of short-term debt securities. The concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-
term interest rates, which normally will be lower than the income earned by the Fund on its longer-term portfolio investments. To the extent that the total assets of the Fund (including the assets obtained from lever-
age) are invested in higher-yielding portfolio investments, the Fund’s shareholders will benefit from the incremental yield. Leverage creates risks for shareholders including the likelihood of greater NAV and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings may reduce the yield and negatively impact its NAV and market price. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. Under the Investment Company Act of
1940, the Fund is permitted to borrow through the issuance of short-
term debt securities in an amount up to 33 1/3% of its total managed assets. The Fund also anticipates that leverage from reverse repurchase agreements will not exceed 33 1/3% of managed assets. As of June 30,
2008, the Fund had outstanding leverage from reverse repurchase agreements of 11% of its total managed assets.

Swap Agreements

The Fund may invest in swap agreements, which are over-the-counter con-
tracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds, or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index.
Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the
Fund will not be able to meet its obligations to pay the other party to the agreement.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

5

Schedule of Investments June 30, 2008 (Unaudited)

	Par
Asset-Backed Securities	(000)	Value

Asset Backed Securities Corp. Home Equity Line Trust
Series 2006-HE7 Class A2, 2.533%, 11/25/36 (a)	$ 1,692	$ 1,652,753
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF2 Class M2, 2.923%, 3/25/35 (a)	3,220	2,060,800
GSAA Home Equity Trust Series 2005-1 Class AF2,
4.316%, 11/25/34 (a)	1,961	1,802,199
Securitized Asset Backed Receivables LLC Trust (a):
Series 2005-0P1 Class M2, 2.933%, 1/25/35	2,000	1,581,574
Series 2005-OP2 Class M1, 2.913%, 10/25/35	1,025	738,000
Soundview Home Equity Loan Trust Series 2007-OPT5
Class 2A2, 3.433%, 10/25/37 (a)	2,500	2,113,281

Total Asset-Backed Securities — 4.6%		9,948,607

Corporate Bonds

Electric Utilities — 0.8%
PPL Capital Funding, 6.70%, 3/30/67 (a)	2,000	1,706,070

Insurance — 1.8%
The Allstate Corp., 6.50%, 5/15/57 (a)	2,000	1,747,448
ZFS Finance (USA) Trust (a)(b):
Series IV, 5.875%, 5/09/32	500	456,070
Series V, 6.50%, 5/09/67	2,000	1,745,612

		3,949,130

Total Corporate Bonds — 2.6%		5,655,200

U.S. Government Agency
Mortgage-Backed Securities

Fannie Mae Guaranteed Pass Through Certificates:
4.50%, 7/15/23 (c)	8,400	8,116,500
4.66%, 7/01/10	1,883	1,891,244
4.681%, 2/01/13	5,920	5,931,435
5.00%, 4/01/19 — 10/01/35	29,586	28,561,337
5.24%, 4/01/12	7,939	8,052,443
5.274%, 10/01/35	5,079	5,143,578
5.50%, 7/15/23 — 7/15/38 (c)	45,858	45,320,848
5.707%, 2/01/12	2,632	2,733,525
6.00%, 7/01/36 — 7/15/38 (c)	18,591	18,772,843
6.60%, 1/01/11 (c)	5,222	5,421,275
Freddie Mac Mortgage Participation Certificates:
4.50%, 5/01/34	1,078	1,004,964
5.00%, 5/01/20 — 8/01/37	8,256	17,626,176
5.50%, 4/01/37	738	727,647
6.00%, 7/15/38 (c)	2,500	2,525,000
6.50%, 7/15/38 (c)	4,200	4,328,625
Ginnie Mae MBS Certificates:
5.00%, 11/15/35	2,791	2,712,241
5.50%, 11/15/35	2,410	2,404,563

Total U.S. Government Agency
Mortgage-Backed Securities — 75.1%		161,274,244

See Notes to Financial Statements.

(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed	Par
Securities — Collateralized Mortgage Obligations	(000)	Value

Fannie Mae Trust (d):
Series 353 Class 2, 5%, 8/01/34	$ 4,280	$ 1,106,857
Series 367 Class 2, 5.50%, 1/25/36	3,913	1,023,323
Series 378 Class 5, 5%, 7/01/36	4,443	1,075,977
Series 2008-9 Class SA, 4.518%, 2/25/38 (a)	11,411	1,094,307
Series 3006-8 Class HN, 4.768%, 3/25/36	2,047	171,914
Freddie Mac Multiclass Certificates:
Series 232 Class IO, 5%, 8/01/35 (d)	4,569	1,147,334
Series 2611 Class KT, 8.298%, 4/15/17 (a)	610	598,754
Series 2654 Class YD, 5%, 12/15/26 (d)	6,996	429,021
Series 2659 Class IA, 5%, 12/15/21 (d)	202	262
Series 2996 Class SJ, 4.279%, 6/15/35 (a)(d)	3,569	281,838
Series 3042 Class EA, 4.50%, 9/15/35	2,680	2,457,085
Series 3183 Class KI, 6%, 12/15/34 (d)	3,616	394,833
Ginnie Mae Trust (a):
Series 2005-47 Class SP, 3.368%, 8/20/32 (d)	28,256	1,444,592
Series 2005-87 Class C, 5.328%, 9/16/34	10,000	9,852,872
Series 2006-3 Class C, 5.235%, 4/16/39	10,000	9,350,321
Series 2006-30 Class IO, 0.785%, 5/16/46 (d)	8,724	417,147

Total U.S. Government Agency Mortgage-Backed
Securities — Collateralized Mortgage Obligations — 14.4%		30,846,437

Non-U.S. Government Agency
Mortgage-Backed Securities

Collateralized Mortgage Obligations — 7.7%
Banc of America Funding Corp. Series 2007-5
Class 4A3, 4.068%, 7/25/37 (a)(d)	18,662	1,309,623
Banc of America Mortgage Securities Inc.
Series 2003-J Class 2A1, 4.076%, 11/25/33 (a)	812	792,203
Bear Stearns Alternative-A Trust Series 2004-13 Class A1,
2.853%, 11/25/34 (a)	706	552,805
Bear Stearns Asset Backed Securities Series 2007-AC2
Class X, 0.25%, 3/25/37 (d)	12,805	126,901
CS First Boston Mortgage Securities Corp.
Series 2005-11 Class 6A5, 6%, 12/25/35	1,512	1,497,664
Citi Mortgage Alternative Loan Trust Series 2007-A5
Class 1A7, 6%, 5/25/37 (d)	955	125,831
Citigroup Mortgage Loan Trust, Inc. Series 2005-12
Class 1A2, 2.268%, 8/25/35 (a)(d)	11,800	345,435
Countrywide Alternative Loan Trust Series 2006-41CB
Class 2A17, 6%, 1/25/37	2,449	2,253,294
First Horizon Alternative Mortgage Securities
Series 2007-FA2 Class 1A11, 4.268%, 4/25/37 (a)(d)	21,531	1,135,857
Homebanc Mortgage Trust Series 2005-4 Class A1,
2.753%, 10/25/35 (a)	2,655	2,185,097
JPMorgan Alternative Loan Trust Series 2006-S1
Class 3A1A, 5.35%, 3/25/36 (a)	1,289	1,291,381
Residential Asset Securitization Trust Series 2004-A9
Class A3, 4.668%, 12/25/34 (a)(d)	12,797	701,554
Residential Funding Mortgage Securities I
Series 2006-S1 Class 1A5, 5.25%, 1/25/36	1,359	1,337,305
WAMU Mortgage Pass-Through Certificates
Series 2005-AR7 Class A1, 4.917%, 8/25/35 (a)	2,711	2,683,396
Washington Mutual Alternative Mortgage
Pass-Through Certificates Series 2005-8
Class 1A4, 1.868%, 10/25/35 (a)(d)	4,559	53,694

		16,392,040

6 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

Schedule of Investments (continued)

Non-U.S. Government Agency	Par
Mortgage-Backed Securities	(000)	Value

Commercial Mortgage-Backed Securities — 3.5%
Citigroup Commercial Mortgage Trust Series 2007-C6
Class A4, 5.889%, 12/10/49 (a)	$ 475	$ 451,374
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7 Class A4, 6.112%, 7/10/38 (a)	1,500	1,479,706
JPMorgan Chase Commercial Mortgage Securities
Corp. Class A4 (a):
Series 2006-CB15, 5.814%, 6/12/43	2,500	2,438,849
Series 2006-LDP7, 6.066%, 4/15/45	2,000	1,964,568
Series 2007-CB20, 5.794%, 2/12/51	1,330	1,261,832

		7,596,329

Total Non-U.S. Government Agency
Mortgage-Backed Securities — 11.2%		23,988,369

U.S. Government & Agency Obligations

Federal Farm Credit Bank, 4.55%, 6/08/20	3,500	3,360,697
Federal Home Loan Bank, 5.40%, 10/27/11 (e)	3,525	3,551,134
U.S. Treasury Notes, 2.875%, 1/31/13 (f)	25,235	24,803,254

Total U.S. Government & Agency Obligations — 14.8%		31,715,085

Preferred Securities

Capital Trusts

Diversified Financial Services — 0.8%
JPMorgan Chase Capital XXII, 6.45%, 1/15/87	2,000	1,714,268

Total Capital Trusts — 0.8%		1,714,268

Preferred Stocks	Shares

Commercial Banks — 0.4%
Wachovia Corp. Series J, 8%	40,000	896,800

Diversified Financial Services — 0.3%
Citigroup, Inc. Series AA, 8.125%	25,000	560,000

Total Preferred Stocks — 0.7%		1,456,800

	Par
Trust Preferreds	(000)

Capital Markets — 0.7%
Morgan Stanley Capital Trust VIII, 6.45%, 4/15/67	$ 2,000	1,464,800

Media — 0.8%
Comcast Corp., 6.625%, 5/15/56	2,000	1,722,400

Total Trust Preferreds — 1.5%		3,187,200

Total Preferred Securities — 3.0%		6,358,268

Total Long-Term Securities
(Cost — $272,614,521) — 125.7%		269,786,210

See Notes to Financial Statements.

(Percentages shown are based on Net Assets)

	Beneficial
Short-Term Securities	Interest (000)	Value

BlackRock Liquidity Series, LLC
Cash Sweep Series, 2.56% (g)(h)	$14,242	$14,242,197

Total Short-Term Securities
(Cost — $14,242,197) — 6.6%		14,242,197

Options Purchased	Contracts(i)

Call Swaptions Purchased
Receive a fixed rate of 5.495% and pay
a floating rate based on 3-month LIBOR,
expiring May 2012, Broker Credit Suisse
International	18	784,703
Receive a fixed rate of 5.725% and pay a
floating rate based on 3-month LIBOR,
expiring May 2012, Broker Lehman Brothers
Special Financing	18	1,275,309

		2,060,012

Put Swaptions Purchased
Pay a fixed rate of 5.495% and receive
a floating rate based on 3-month LIBOR,
expiring May 2012, Broker Credit Suisse
International	18	1,122,751
Pay a fixed rate of 5.725% and receive
a floating rate based on 3-month LIBOR,
expiring May 2012, Broker Lehman
Brothers Special Financing	18	689,568

		1,812,319

Total Options Purchased (Cost — $2,777,390) — 1.8%		3,872,331

Total Investments Before TBA Sale Commitments
and Options Written (Cost — $289,634,108*) — 134.1%		287,900,738

	Par
TBA Sale Commitments	(000)

Fannie Mae Guaranteed Pass Through
Certificates, 5.50%, 7/15/23 — 7/15/38	$ 9,000	(8,881,614)

Total TBA Sale Commitments
(Proceeds — $8,865,459) — (4.2%)		(8,881,614)

Options Written	Contracts(i)

Call Swaptions Written
Pay a fixed rate of 5.4475% and receive a
floating rate based on 3-month LIBOR,
expiring May 2010, Broker Credit Suisse
International	11	(618,189)
Pay a fixed rate of 5.685% and receive a
floating rate based on 3-month LIBOR,
expiring May 2010, Broker Lehman
Brothers Special Financing	11	(1,268,899)

		(1,887,088)

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

7

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Options Written	Contracts(i)	Value

Put Swaptions Written
Receive a fixed rate of 4.85% and pay a
floating rate based on 3-month $ LIBOR,
expiring July 2008, Broker Union Bank
of Switzerland, A.G	19	$ (84,283)
Receive a fixed rate of 5.4475% and pay a
floating rate based on 3-month LIBOR,
expiring May 2010, Broker Credit Suisse
International	11	(1,047,893)
Receive a fixed rate of 5.685% and pay a
floating rate based on 3-month LIBOR,
expiring May 2010, Broker Lehman Brothers
Special Financing	11	(505,691)

		(1,637,867)

Total Options Written (Premiums
Received — $2,768,959) — (1.6%)		(3,524,955)

Total Investments, Net of TBA Sale Commitments
and Options Written — 128.3%		275,494,169
Liabilities in Excess of Other Assets — (28.3%)		(60,842,584)

Net Assets — 100.0%		$214,651,585

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes were as follows:

Aggregate cost	$ 289,634,108

Gross unrealized appreciation	$ 5,254,436
Gross unrealized depreciation	(6,987,806)

Net unrealized depreciation	$ (1,733,370)

(a) Variable rate security. Rate shown is as of report date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to quali-
fied institutional investors. Unless otherwise indicated, these securities are considered to be liquid.
(c) Represents or includes a "to-be-announced" transaction. The Fund has commit-
ted to purchasing securities for which all specific information is not available at this time.
(d) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.
(e) All, or a portion of security, pledged as collateral in connection with open finan-
cial futures contracts.
(f) All or a portion of security has been pledged as collateral in connection with reverse repurchase agreements.
(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Interest
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$ (2,865,057)	$ 139,838

(h) Represents the current yield as of report date. (i) One contract represents a notional amount of $1,000,000.

• Financial futures contracts purchased as of June 30,2008 were as follows:

				Unrealized
		Expiration	Face	Appreciation
Contracts	Issue	Date	Value	(Depreciation)

52	2-Year U.S.	September
	Treasury Bond	2008	$10,929,805	$ 52,757
191	5-Year U.S.	September
	Treasury Bond	2008	$21,191,029	(75,084)
525	10-Year U.S.	September
	Treasury Bond	2008	$59,792,442	16,542
14	Euro Dollar	September
	Future	2008	$ 3,389,793	7,657
14	Euro Dollar	December
	Future	2008	$ 3,377,543	11,157
14	Euro Dollar	March
	Future	2009	$ 3,371,418	12,382
15	Euro Dollar	June
	Future	2009	$ 3,604,358	13,267
10	Euro Dollar	September
	Future	2009	$ 2,398,156	7,219
10	Euro Dollar	December
	Future	2009	$ 2,391,656	6,719
10	Euro Dollar	March
	Future	2010	$ 2,387,030	6,595
11	Euro Dollar	June
	Future	2010	$ 2,621,334	6,979
8	Euro Dollar	September
	Future	2010	$ 1,904,324	4,576
8	Euro Dollar	December
	Future	2010	$ 1,902,324	4,276
8	Euro Dollar	March
	Future	2011	$ 1,901,893	3,707
9	Euro Dollar	June
	Future	2011	$ 2,138,990	3,573

Total Net Unrealized Appreciation				$ 82,322

• Reverse repurchase agreements outstanding as of June 30,2008 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Rate	Date	Amount	Amount

JPMorgan
Securites, Inc.	1.208%	2/12/08	TBD	$12,735,550	$12,676,019
Lehman
Brothers, Inc.	0.95%	2/14/08	TBD	12,826,206	12,779,375

Total				$25,561,756	$25,455,394

• Swaps outstanding as of June 30,2008 were as follows:

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Receive a fixed rate of 4.68528% and pay
a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires September 2009	$130,000	$(2,217,101)
Pay a fixed rate of 4.625% and receive a
floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires March 2013	$ 50,000	(848,949)

See Notes to Financial Statements.

8 BLACKROCK ENHANCED GOVERNMENT FUND, INC. JUNE 30, 2008

Schedule of Investments (concluded)

• Swaps outstanding as of June 30, 2008 (concluded):

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Receive a fixed rate of 4.17% and pay a
floating rate based on 3-month LIBOR
Broker, Credit Suisse First Boston
Expires June 2013	$ 50,000	$ (180,173)
Pay a fixed rate of 5.705% and receive a
floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires June 2017	$ 50,000	(3,997,669)
Receive a fixed rate of 4.65% and pay a
floating rate based on 3-month LIBOR
Broker, Credit Suisse First Boston
Expires December 2017	$ 28,600	10,001
Pay a fixed rate of 5.88% and receive a
floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires June 2018	$ 36,076	(2,703,749)
Pay a fixed rate of 5.9575% and receive a
floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires December 2037	$ 25,000	(3,818,552)

Total		$(13,756,192)

• Effective January 1,2008,the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical securities
• Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*

Level 1	$ 4,084,000	$ 82,322
Level 2	271,062,793	(13,408,816)
Level 3	—	—

Total	$275,146,793	$(13,326,494)

* Other financial instruments are swaps, futures and options.

See Notes to Financial Statements.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

9

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $275,391,911)	$ 273,658,541
Investments at value — affiliated (cost — $14,242,197)	14,242,197
Unrealized appreciation on swaps	10,001
Cash	551,875
Investments sold receivable	22,033,260
Interest receivable	2,269,726
Principal paydowns receivable	1,029,140
Swaps receivable	396,688
Margin variation receivable	184,912
Prepaid expenses	10,559

Total assets	314,386,899

Liabilities

Unrealized depreciation on swaps	13,766,193
TBA sale commitments at value (proceeds — $8,865,459)	8,881,614
Options written at value (premiums received — $2,768,959)	3,524,955
Swap premiums received	764,809
Investments purchased payable	44,436,439
Reverse repurchase agreements payable	25,455,394
Swaps payable	2,306,699
Income dividends payable	214,007
Investment advisory fees payable	166,530
Interest expense payable	93,032
Other affiliates payable	1,884
Officer’s and Directors’ fees payable	280
Other liabilities	45,646
Other accrued expenses payable	77,832

Total liabilities	99,735,314

Net Assets

Net assets	$ 214,651,585

Net Assets Consist of

Par value $0.10 per share (200,000,000 shares authorized, 12,256,377 share issued and outstanding)	$ 1,225,638
Paid-in capital in excess of par	226,460,306
Distributions in excess of net investment income	(332,586)
Accumulated net realized gain	3,477,618
Net unrealized appreciation/depreciation	(16,179,391)

Net assets — $17.51 net asset value per share	$ 214,651,585

See Notes to Financial Statements.

10 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

Statement of Operations

Six Months Ended June 30, 2008 (Unaudited)

Investment Income

Interest (including $139,838 from affiliates)	$ 7,296,536
Dividends	54,184

Total income	7,350,720

Expenses

Investment advisory	932,516
Professional	32,693
Accounting services	24,083
Printing	22,961
Repurchase offer	19,610
Officer and Directors	12,275
Transfer agent	9,662
Custodian	9,359
Registration	4,646
Miscellaneous	19,854

Total expenses excluding interest expense	1,087,659
Interest expense	162,989

Total expenses	1,250,648
Less fees paid indirectly	(1,939)

Total expenses after fees paid indirectly	1,248,709

Net investment income	6,102,011

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(173,108)
Futures and swaps	1,849,091
TBA sale commitments	34,624
Options written	554,688

2,265,295

Net change in unrealized appreciation/depreciation on:
Investments	(3,044,345)
Futures and swaps	(1,625,220)
TBA sale commitments	341,611
Options written	3,531,914

(796,040)

Total realized and unrealized gain	1,469,255

Net Increase in Net Assets Resulting from Operations	$ 7,571,266

See Notes to Financial Statements.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

11

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30, 2008	December 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2007

Operations

Net investment income	$ 6,102,011	$ 10,723,561
Net realized gain	2,265,295	9,914,357
Net change in unrealized appreciation/depreciation	(796,040)	(15,718,098)

Net increase in net assets resulting from operations	7,571,266	4,919,820

Dividends and Distributions to Shareholders From

Net investment income	(6,434,597)[1]	(8,505,077)
Net realized gain	—	(10,461,366)

Decrease in net assets resulting from dividends and distributions to shareholders	(6,434,597)	(18,966,443)

Capital Share Transactions

Reinvestment of dividends and distributions	—	2,604,860
Net redemption of Common Stock resulting from a repurchase offer (including $219,324 of repurchase fees)	—	(11,017,830)

Net decrease in net assets resulting from capital share transactions	—	(8,412,970)

Net Assets

Total increase (decrease) in net assets	1,136,669	(22,459,593)
Beginning of period	213,514,916	235,974,509

End of period	$ 214,651,585	$ 213,514,916

End of period distributions in excess of net investment income	$ (332,586)	—

1 A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

See Notes to Financial Statements.

12 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

Financial Highlights

				Period
	Six Months Ended	Year Ended		October 31, 2005[1]
	June 30, 2008	December 31,		to December 31,

	(Unaudited)	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$ 17.42	$ 18.50	$ 19.18	$ 19.10

Net investment income[2]	0.50	0.84	0.78	0.13
Net realized and unrealized gain (loss)	0.12	(0.54)	(0.06)	0.10

Net increase from investment operations	0.62	0.30	0.72	0.23

Dividends and distributions from:
Net investment income	(0.53)[3]	(0.62)	(0.81)	(0.10)
Net realized gain	—	(0.76)	(0.03)	(0.02)
Tax return of capital	—	—	(0.56)	—

Total dividends and distributions	(0.53)	(1.38)	(1.40)	(0.12)

Capital charge with respect to issuance of Common Stock	—	—	—[4]	(0.03)

Net asset value, end of period	$ 17.51	$ 17.42	$ 18.50	$ 19.18

Market price, end of period	$ 16.85	$ 15.84	$ 18.54	$ 18.09

Total Investment Return[5]

Based on net asset value	3.64%[6]	2.39%	4.08%	1.06%[6]

Based on market price	9.69%[6]	(7.10%)	10.59%	(8.97%)[6]

Ratios to Average Net Assets

Total expenses after fees paid indirectly and excluding interest expense	0.99%[7]	1.00%	1.01%	0.94%[7]

Total expenses after fees paid indirectly	1.14%[7]	1.48%	1.01%	0.94%[7]

Total expenses	1.14%[7]	1.48%	1.01%	0.94%[7]

Net investment income	5.55%[7]	4.67%	4.18%	3.89%[7]

Supplemental Data

Net assets, end of period (000)	$ 214,652	$ 213,515	$ 235,975	$ 243,690

Portfolio turnover	155%[8]	254%	76%	20%

[1] Commencement of operations.
[2] Based on average shares outstanding.
3 A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4] Amount is less than $(0.01) per share.
[5] Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
[6] Aggregate total investment return.
[7] Annualized.
[8] Includes TBA transactions; excluding these transactions the portfolio turnover would have been 31%.

See Notes to Financial Statements.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

13

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Enhanced Government Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as a diversified, closed-end management investment company.
The Fund’s financial statements are prepared in conformity with account-
ing principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund determines and makes available for publication the net asset value of its Common
Stock on a daily basis.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund values its bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Fund’s
Board of Directors (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various rela-
tionships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Investments in open-end investment companies are valued at net asset value each business day. Financial futures contracts traded on exchanges are valued at their last sale price.
Swap agreements are valued by quoted fair values received daily by the
Fund’s pricing service. Short-term securities are valued at amortized cost.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is val-
ued at the last bid (long position) or ask (short position) price; if no bid or ask price is available, the prior day’s price will be used unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by an independ-
ent pricing service using a mathematical model which incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the invest-
ment advisor and/or sub-advisor seeks to determine the price that the
Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or subadvisor deems relevant. The pricing of all Fair Value Assets is subse-
quently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Fund may engage in various port-
folio investment strategies to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the con-
tract decreases due to an unfavorable change in the price of the under-
lying security, or if the counterparty does not perform under the contract.

•Financial futures contracts — The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as mar-
gin variation and are recognized by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

•Options — The Fund may purchase and write call and put options.
When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent lia-
bility. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). European options are exercised at maturity date only.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the under-
lying position at the exercise price at any time or at a specified time during the option period.

14 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

Notes to Financial Statements (continued)

•Swap options — Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option.

•Swaps — The Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make peri-
odic net payments on a specified notional amount. These periodic payments received or made by the Fund are recorded in the accom-
panying Statement of Operations as realized gains or losses, respec-
tively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any.

Credit default swaps — The Fund may invest in credit default swaps, which are agreements in which one party pays fixed periodic pay-
ments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place.

Interest rate swaps — Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize)
over time.

Asset-Backed Securities: The Fund may invest in asset-backed securi-
ties. Asset-backed securities are generally issued as pass-through certifi-
cates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time.
As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mort-
gagors, refinance and repay their loans.

An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such an asset-
backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, gener-
ally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Mortgage-Backed Securities: The Fund may purchase in the secondary market certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the
U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guar-
anteed by the Government National Mortgage Association (“GNMA”) are
guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United
States. However, mortgage-related securities issued by the Federal
National Mortgage Association (“FNMA”) include FNMA guaranteed
Mortgage Pass-Through Certificates which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Changes in economic conditions, including delinquencies and/or defaults or assets under-
lying these securities, can affect the value, income and/or liquidity of such positions.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

15

Notes to Financial Statements (continued)

Mortgage Dollar Rolls: The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund com-
pared with what the performance would have been without the use of dollar rolls.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteris-
tics. Unlike interest payments on debt securities, preferred stock divi-
dends are payable only if declared by the issuer’s board of directors.
Preferred stock also may be subject to optional or mandatory redemp-
tion provisions.

Reverse Repurchase Agreements: The Fund may enter into reverse repur-
chase agreements with qualified third party broker-dealers. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance and is included within the related liability on the Statement of Assets and
Liabilities. At the time the Fund enters into a reverse repurchase agree-
ment, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. The Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase.
In the event the buyer of securities under a reverse repurchase agree-
ment files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligations to repurchase the securities and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

TBA Commitments: The Fund may enter into to-be-announced (“TBA”)
commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets. Unsettled
TBA commitments are valued at the current market value of the under-
lying securities, according to the procedures described under “Valuation of Investments.”

Segregation: In cases in which the 1940 Act and the interpretive posi-
tions of the Securities and Exchange Commission (“SEC”) require that the Fund segregates assets in connection with certain investments
(e.g., futures) or certain borrowings, the Fund will, consistent with cer-
tain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year end exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

16 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

Notes to Financial Statements (continued)

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
Under the applicable foreign tax laws, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, ”Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”) was issued and is effective for fiscal years begin-
ning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The impact on the
Fund’s financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan, approved by the Fund’s Board, non-interested Directors (“Independent Directors”)
may defer a portion of their annual complex-wide compensation.
Deferred amounts earn an approximate return as though equivalent dol-
lar amounts have been invested in common shares of other certain
BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent
Directors as if the Independent Directors had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations there under represent general unsecured claims against the general assets of the Fund. The Fund may, however, elect to invest in common stock of other certain BlackRock Closed-End Funds selected by the Independent
Directors in order to match its deferred compensation obligations.

Other: Expenses directly related to the Fund are charged to that Fund.
Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Fund has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsi-
diary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial
Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the
Fund pays the Advisor a monthly fee at an annual rate of 0.85% of the average daily net assets of the Fund, plus the proceeds of any outstanding debt securities or borrowings used for leverage.

The Advisor has entered into a sub-advisory agreement with BlackRock
Financial Management, Inc. (“BFM”), an affiliate of the Advisor, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

For the six months ended June 30, 2008, the Fund reimbursed the Advisor
$1,995 for certain accounting services, which is included in accounting services in the Statement of Operations.

Pursuant to terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are on the Statement of Operations as fees paid indirectly.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments (including paydowns, TBA transactions and excluding short-term securities), for the six months ended June 30,
2008, were $411,698,624 and $429,050,834, respectively.

Transactions in put options written for the six months ended June 30,
2008 were as follows:

		Premiums
	Contracts*	Received

Outstanding put options written,
beginning of period	22	$1,258,129
Options written	19	252,700

Outstanding put options written, end
of period	41	$1,510,829

* One contract includes a notional amount of $1,000,000.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

17

Notes to Financial Statements (concluded)

Transactions in call options written for the six months ended June 30,
2008 were as follows:

		Premiums
	Contracts*	Received

Outstanding call options written,
beginning of period	108	$2,462,117
Options written	250,000	117,188
Options expired	(250,086)	(1,321,175)

Outstanding call options written, end
of period	22	$1,258,130

* Some contracts include a notional amount of $1,000,000.

4. Reverse Repurchase Agreements:

For the six months ended June 30, 2008, the Fund’s average amount of reverse repurchase agreements outstanding was approximately
$23,774,000 and the daily weighted average interest rate was 1.38% .

5. Capital Share Transactions:

The Fund is authorized to issue 200,000,000 shares of capital stock, par value $0.10, all of which were initially classified as Common Stock.
The Board is authorized, however, to classify and reclassify any unissued shares of capital stock without approval of the holders of Common Stock.

Shares issued and outstanding during the six months ended June 30,
2008 remained constant and during the year ended December 31,
2007 increased by 143,199 as a result of dividend reinvestment and decreased by 645,072 as a result of a repurchase offer.

The Fund will make offers to repurchase its shares at (approximately
12-month) intervals. The shares tendered in the repurchase offer may be subject to a repurchase fee retained by the Fund to compensate the
Fund for expenses directly related to the repurchase offer.

6. Subsequent Event:

The Fund paid a dividend in the amount of $0.105000 per share on
July 31, 2008 to shareholders of record on July 15, 2008.

18 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Directors (the “Board,” the members of which are referred to as “Directors”) of the BlackRock Enhanced Government Fund, Inc.
(the “Fund”) met in April and May 2008 to consider approving the con-
tinuation of the Fund’s investment advisory agreement (the “Advisory
Agreement”) with BlackRock Advisors, LLC (the “Advisor”), the Fund’s investment adviser. The Board also considered the approval of the Fund’s subadvisory agreement (the “Subadvisory Agreement” and, together with the “Advisory Agreement,” the “Agreements”) between the Advisor and
BlackRock Financial Management, Inc. (the “Subadvisor”). The Advisor
and the Subadvisor are collectively referred to herein as the “Advisors”
and, together with BlackRock, Inc., “BlackRock.”

Activities and Composition of the Board

The Board of Directors of the Fund consists of thirteen individuals, eleven of whom are not “interested persons” of the Fund as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent
Directors”). The Directors are responsible for the oversight of the opera-
tions of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent
Directors have retained independent legal counsel to assist them in con-
nection with their duties. The Chairman of the Board is an Independent
Director. The Board has established four standing committees: an Audit
Committee, a Governance and Nominating Committee, a Compliance
Committee and a Performance Oversight Committee.

Advisory Agreement and Subadvisory Agreement

Upon the consummation of the combination of BlackRock, Inc.’s invest-
ment management business with Merrill Lynch & Co., Inc.’s investment management business, including Merrill Lynch Investment Managers,
L. P., and certain affiliates, the Fund entered into the Advisory Agreement and the Subadvisory Agreement, each with an initial two-year term.
Consistent with the 1940 Act, after the Advisory Agreement’s and
Subadvisory Agreement’s respective initial two-year term, the Board is required to consider the continuation of the Fund’s Advisory Agreement and Subadvisory Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of
BlackRock and its affiliates, including investment advisory services, administrative services, secondary market support services, oversight of fund accounting and custody, and assistance in meeting legal and regulatory requirements. The Board also received and assessed informa-
tion regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board also considered a range of information in connection with its oversight of the services provided by BlackRock and its affiliates. Among the matters the Board considered were: (a)
investment performance for one-, three- and five-year periods, as applicable, against peer funds, as well as senior management and port-
folio managers’ analysis of the reasons for underperformance, if applica-
ble; (b) fees, including advisory, administration and other fees paid to
BlackRock and its affiliates by the Fund, as applicable; (c) Fund operat-
ing expenses paid to third parties; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restrictions; (e) the Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls;
(h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) execution quality; (j) valuation and liquidity procedures;
and (k) reviews of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Advisory
Agreement and Subadvisory Agreement

To assist the Board in its evaluation of the Agreements, the Directors received information from BlackRock in advance of the April 22, 2008 meeting which detailed, among other things, the organization, business lines and capabilities of the Advisors, including: (a) the responsibilities of various departments and key personnel and biographical information relating to key personnel; (b) financial statements for BlackRock; (c) the advisory and/or administrative fees paid by the Fund to the Advisors, including comparisons, compiled by Lipper, Inc. (“Lipper”), an independent third party, with the management fees, which include advisory and administration fees, of funds with similar investment objectives (“Peers”);
(d) the profitability of BlackRock and certain industry profitability analy-
ses for advisers to registered investment companies; (e) the expenses of BlackRock in providing various services; (f) non-investment advisory reimbursements, if applicable, and “fallout” benefits to BlackRock; (g)
economies of scale, if any, generated through the Advisors’ management of all of the BlackRock closed-end funds (the “Fund Complex”); (h) the expenses of the Fund, including comparisons of the Fund’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; (i) an internal comparison of management fees classified by Lipper, if applicable; and (j) the Fund’s performance for the past one-, three- and five-year periods, as applicable, as well as the Fund’s performance compared to its Peers.

The Board also considered other matters it deemed important to the approval process, where applicable, such as payments made to
BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

19

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

In addition to the foregoing materials, independent legal counsel to the
Independent Directors provided a legal memorandum outlining, among other things, the duties of the Board under the 1940 Act, as well as the general principles of relevant law in reviewing and approving advisory contracts, the requirements of the 1940 Act in such matters, an adviser’s fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and the factors to be considered by boards in voting on advisory agreements.

The Independent Directors reviewed this information and discussed it with independent legal counsel prior to the meeting on April 22, 2008.
At the Board meeting on April 22, 2008, BlackRock made a presenta-
tion to and responded to questions from the Board. Following the meet-
ing on April 22, 2008, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written materials provided to the Directors prior to the meetings on May 29 and 30, 2008. At the Board meetings on
May 29 and 30, 2008, BlackRock responded to further questions from the Board. In connection with BlackRock’s presentations, the Board considered each Agreement and, in consultation with independent legal counsel, reviewed the factors set out in judicial decisions and Securities and Exchange Commission (“SEC”) statements relating to the renewal of the Agreements.

Matters Considered by the Board

In connection with its deliberations with respect to the Agreements, the Board considered all factors it believed relevant with respect to the
Fund, including the following: the nature, extent and quality of the services provided by the Advisors; the investment performance of the Fund; the costs of the services to be provided and profits to be realized by the
Advisors and their affiliates from their relationship with the Fund; the extent to which economies of scale would be realized as the Fund
Complex grows; and whether BlackRock realizes other benefits from its relationship with the Fund.

A. Nature, Extent and Quality of the Services: In evaluating the nature, extent and quality of the Advisors’ services, the Board reviewed informa-
tion concerning the types of services that the Advisors provide and are expected to provide to the Fund, narrative and statistical information concerning the Fund’s performance record and how such performance compares to the Fund’s Peers, information describing BlackRock’s organ-
ization and its various departments, the experience and responsibilities of key personnel and available resources. The Board noted the willing-
ness of the personnel of BlackRock to engage in open, candid discus-
sions with the Board. The Board further considered the quality of the
Advisors’ investment process in making portfolio management decisions.

In addition to advisory services, the Directors considered the quality of the administrative and non-investment advisory services provided to the Fund. The Advisors and their affiliates provided the Fund with such administrative and other services, as applicable (in addition to any such services provided by others for the Fund), and officers and other personnel as are necessary for the operations of the Fund. In addition to investment management services, the Advisors and their affiliates provided the Fund with services such as: preparing shareholder reports and communications, including annual and semi-annual financial state-
ments and the Fund’s website; communications with analysts to support secondary market trading; assisting with daily accounting and pricing;
preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support (such as helping to prepare proxy statements and responding to regulatory inquiries); and
performing other Fund administrative tasks necessary for the operation of the Fund (such as tax reporting and fulfilling regulatory filing require-
ments). The Board considered the Advisors’ policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: As previ-
ously noted, the Board received performance information regarding the
Fund and its Peers. Among other things, the Board received materials reflecting the Fund’s historic performance and the Fund’s performance compared to its Peers. More specifically, the Fund’s one-, three- and five-year total returns (as applicable) were evaluated relative to its Peers
(including the Peers’ median performance).

The Board reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper rankings.

The Board noted that the Fund performed below the median of its respective Peers for the one-year and since inception periods reported.
The Board then discussed with representatives of BlackRock the reasons for the Fund’s underperformance during these periods compared with its
Peers. The Board noted that although the Fund underperformed its
Peers, the Fund, unlike its Peers, sells call options against a high per-
centage of its portfolio, which provides attractive income but caps market participation in a falling interest rate environment. The Board concluded that BlackRock was committed to providing the resources necessary to assist the portfolio managers and to continue improving the Fund’s performance. Based on its review, the Board generally was satisfied with BlackRock’s efforts to manage the Fund.

After considering this information, the Boards concluded that the per-
formance of the Fund, in light of and after considering the other facts and circumstances applicable to the Fund, supports a conclusion that the Fund’s Agreements should be renewed.

20 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from their
Relationship with the Fund: In evaluating the management fees and expenses that a Fund is expected to bear, the Board considered the
Fund’s current management fee structure and the Fund’s expense ratios in absolute terms as well as relative to the fees and expense ratios of its applicable Peers. The Board, among other things, reviewed comparisons of the Fund’s gross management fees before and after any applicable reimbursements and fee waivers and total expense ratios before and after any applicable waivers with those of applicable Peers. The Board also reviewed a narrative analysis of the Peer rankings prepared by
Lipper and summarized by BlackRock at the request of the Board. This summary placed the Peer rankings into context by analyzing various factors that affect these comparisons.

The Board noted that, although the Fund pays contractual management fees that are higher than the median of its Peers, the Fund is the only one of its Peers that employs a unique option writing strategy and that its Peers do not employ similar option writing strategies.

The Board also compared the management fees charged and services provided by the Advisors to closed-end funds in general versus other types of clients (such as open-end investment companies and separately managed institutional accounts) in similar investment categories. The
Board noted certain differences in services provided and costs incurred by the Advisor with respect to closed-end funds compared to these other types of clients and the reasons for such differences.

In connection with the Board’s consideration of the fees and expense information, the Board reviewed the considerable investment manage-
ment experience of the Advisors and considered the high level of invest-
ment management, administrative and other services provided by the
Advisors. In light of these factors and the other facts and circumstances applicable to the Fund, the Board concluded that the fees paid and level of expenses incurred by the Fund under its Agreements support a conclusion that the Fund’s Agreements should be renewed.

D. Profitability of BlackRock: The Board also considered BlackRock’s profitability in conjunction with its review of fees. The Board reviewed
BlackRock’s profitability with respect to the Fund Complex and other fund complexes managed by the Advisors. In reviewing profitability, the
Board recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Board also reviewed BlackRock’s assumptions and methodology of allocating expenses, noting the inherent limitations in allocating costs among various advisory products. The Board also recognized that individual fund or product line profitability of other advisors is generally not publicly available.

The Board recognized that profitability may be affected by numerous factors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Board considered BlackRock’s operating margin compared to the operating margin estimated by BlackRock for a leading investment man-
agement firm whose operations consist primarily of advising closed-end funds. The comparison indicated that BlackRock’s operating margin was approximately the same as the operating margin of such firm.

In evaluating the reasonableness of the Advisors’ compensation, the
Board also considered any other revenues paid to the Advisors, including partial reimbursements paid to the Advisors for certain non-investment advisory services, if applicable. The Board noted that these payments were less than the Advisors’ costs for providing these services. The Board also considered indirect benefits (such as soft dollar arrangements) that the Advisors and their affiliates are expected to receive which are attrib-
utable to their management of the Fund.

The Board concluded that BlackRock’s profitability, in light of all the other facts and circumstances applicable to the Fund, supports a conclusion that the Fund’s Agreements should be renewed.

E. Economies of Scale: In reviewing the Fund’s fees and expenses, the
Board examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Fund’s fee structure, for example through the use of breakpoints for the Fund or the
Fund Complex. In this regard, the Board reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints because closed-end funds generally do not expe-
rience substantial growth after their initial public offering and each fund is managed independently consistent with its own investment objectives.
The Board noted that only three closed-end funds in the Fund Complex have breakpoints in their fee structures. Information provided by Lipper also revealed that only one closed-end fund complex used a complex-
level breakpoint structure. The Board found, based on its review of comparable funds, that the Fund’s management fee is appropriate in light of the scale of the Fund.

F. Other Factors: In evaluating fees, the Board also considered indirect benefits or profits the Advisors or their affiliates may receive as a result of their relationships with the Fund (“fall-out benefits”). The Directors, including the Independent Directors, considered the intangible benefits that accrue to the Advisors and their affiliates by virtue of their relation-
ships with the Fund, including potential benefits accruing to the Advisors and their affiliates as a result of participating in offerings of the Fund’s shares, potentially stronger relationships with members of the broker-

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

21

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

dealer community, increased name recognition of the Advisors and their affiliates, enhanced sales of other investment funds and products sponsored by the Advisors and their affiliates and increased assets under management which may increase the benefits realized by the
Advisors from soft dollar arrangements with broker-dealers. The Board also considered the unquantifiable nature of these potential benefits.

Conclusion with Respect to the Agreements

In reviewing the Agreements, the Directors did not identify any single fac-
tor discussed above as all-important or controlling and different
Directors may have attributed different weights to the various factors considered. The Directors, including the Independent Directors, unani-
mously determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to the Fund, was acceptable for the Fund and supported the Directors’ con-
clusion that the terms of each Agreement were fair and reasonable, that the Fund’s fees are reasonable in light of the services provided to the
Fund and that each Agreement should be approved.

22 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen . Robards, Vice Chair of the Board, Chair of the
Audit Committee and Director
G. Nicholas Beckwith, III, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Robert S. Salomon, Jr., Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Fund
Howard Surloff, Secretary

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
BNY Mellon Shareowner Services
Jersey City, NJ 07310

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

23

Additional Information

Fundamental Periodic Repurchase Policy

The Board approved a fundamental policy whereby the Fund has adopted an “interval fund” structure pursuant to Rule 23c-3 under the 1940 Act.
As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund shareholders.
The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Board shortly before the commencement of each offer, and will be between 5% and 25% of the Fund’s then outstanding shares.

The Fund has adopted the following fundamental policy regarding periodic repurchases:

(a) The Fund will make repurchase offers at periodic intervals pursuant to Rule 23c-3 under the 1940 Act.

(b) The periodic interval between repurchase request deadlines will be approximately 12 months.

(c) The repurchase request deadline for each repurchase offer will be 14 days prior to the second Friday in December; provided, that in the event that such day is not a business day, the repurchase request deadline will be the subsequent business day.

(d) The maximum number of days between a repurchase request deadline and the next repurchase pricing date will be 14 days; provided that if the 14th day after a repurchase request deadline is not a business day, the repurchase pricing date shall be the next business day.

The Board may place such conditions and limitations on a repurchase offer as may be permitted under Rule 23c-3. Repurchase offers may be suspended or postponed under certain circumstances, as provided in Rule 23c-3.

24 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

Additional Information (continued)

General Information

The Fund does not make available copies of its Statement of Additional
Information because the Fund’s shares are not continuously offered, which means that the Statement of Additional Information of the Fund has not been updated after completion of the Fund’s offering and the information contained in the Fund’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Fund’s invest-
ment objectives or policies or to the Fund’s charter or by-laws that were not approved by the shareholders or in the principal risk factors associ-
ated with investment in the Fund. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund’s portfolio.

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website into this report.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The
Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.
The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s

Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-
0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

25

Additional Information (continued)

Electronic Delivery

Electronic copies of most financial reports are available on the Fund’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Section 19 Notice

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and source for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on the tax regulations. The Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

		Total Fiscal Year to Date			Percentage of Fiscal Year to Date
	Cumulative Distributions by Character				Cumulative Distributions by Character

		Net				Net
	Net	Realized	Return	Total Per	Net	Realized	Return	Total Per
	Investment	Capital	of	Common	Investment	Capital	of	Common
	Income	Gains	Capital	Share	Income	Gains	Capital	Share

BlackRock Enhanced Government
Fund, Inc.	$0.525000	—	—	$0.525000	100%	—	—	100%

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

26 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

Additional Information (concluded)

Proxy Voting Policy

The Board of Directors of the Fund has delegated the voting of proxies for Fund securities to the Advisor pursuant to the Advisor’s proxy voting guidelines. Under these guidelines, the Advisor will vote proxies related to
Fund securities in the best interests of the Fund and its stockholders.
From time to time, a vote may present a conflict between the interests of the Fund’s stockholders, on the one hand, and those of the Advisor, or any affiliated person of the Fund or the Advisor, on the other. In such event, provided that the Advisor’s Equity Investment Policy Oversight Committee,
or a sub-committee thereof (the “Committee”) is aware of the real or potential conflict or material non-routine matter and if the Committee does not reasonably believe it is able to follow its general voting guidelines
(or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Committee may retain an independent fiduciary to advise the
Committee on how to vote or to cast votes on behalf of the Advisor’s clients.
If the Advisor determines not to retain an independent fiduciary, or does not desire to follow the advice of such indpendenent fiduciary, the Committee shall determine how to vote the proxy after consulting with the Advisor’s
Portfolio Management Group and/or the Advisor’s Legal and Compliance
Department and concluding that the vote cast is in its client’s best interest notwithstanding the conflict.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

JUNE 30, 2008

27

This report is transmitted to shareholders only. It is not a pro-
spectus. Past performance results shown in this report should not be considered a representation of future performance.
Statements and other information herein are as dated and
are subject to change.

A description of the policies and procedures that the Fund
uses to determine how to vote proxies relating to portfolio
securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com;
and (3) on the Securities and Exchange Commission’s website
at http://www.sec.gov. Information about how the Fund voted
proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available
upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange
Commission’s website at http://www.sec.gov.

BlackRock Enhanced Government Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#EGF-06/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to
this semi-annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Enhanced Government Fund, Inc.

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Government Fund, Inc.

Date: August 22, 2008